Kirkpatrick & Lockhart LLP                      1800 Massachusetts Avenue, N.W.
                                                Second Floor
                                                Washington, D.C.  20036-1800
                                                202/778-9000
                                                www.kl.com

                                                Francine J. Rosenberger
                                                202.778.9187
                                                Fax: 202.778.9100
                                                francine.rosenberger@kl.com


February 5, 2002

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  Heritage Income Trust
                        File Nos. 33-30361 and 811-5853
                       --------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 ("PEA No. 19") to its Registration Statement on Form N-1A and that PEA No. 19 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                        Very truly yours,

                                        /s/ Francine J. Rosenberger
                                        ---------------------------
                                        Francine J. Rosenberger


Attachments

cc:  Donald H. Glassman
       Heritage Asset Management, Inc.